Consolidated Statements of Equity (USD $)	Total	Common Stock	Additional Paid-In Capital	Cumulative Distributions	Accumulated Deficit	Total Stockholders' Equity	Non-controlling Interests
BALANCE at Dec. 31, 2010	$ 32,087,317	$ 18,438	$ 15,441,289	$ (713,332)	$ (1,236,878)	$ 13,509,517	$ 18,577,800
BALANCE, Shares at Dec. 31, 2010		1,845,339
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Gross proceeds from issuance of common stock	37,385,365	37,384	37,347,981			37,385,365
Gross proceeds from issuance of common stock, Shares		3,738,535
Discount on issuance of common stock	(166,710)		(166,710)			(166,710)
Offering costs including dealer manager fees to affiliates	(4,636,711)		(4,636,711)			(4,636,711)
Distributions to common stockholders	(1,463,176)			(1,463,176)		(1,463,176)
Issuance of shares for distribution reinvestment plan	908,930	909	908,021	(908,930)
Issuance of shares for distribution reinvestment plan, Shares		95,677
Repurchase of common stock	(112,500)	(120)	(112,380)			(112,500)
Repurchase of common stock, Shares		(12,000)
Additions to common stock subject to redemption	(908,930)		(908,930)			(908,930)
Contribution of noncontrolling interests	7,788,990						7,788,990
Distributions to noncontrolling interests	(2,135,649)						(2,135,649)
Distributions to noncontrolling interests subject to redemption	(169,775)						(169,775)
Net loss	(4,810,257)				(2,535,468)	(2,535,468)	(2,274,789)
Net loss	(2,274,789)
BALANCE at Dec. 31, 2011	62,857,964	56,611	47,872,560	(3,085,438)	(3,772,346)	41,071,387	21,786,577
BALANCE, Shares at Dec. 31, 2011		5,667,551
Common Stock, shares outstanding	13,376,868
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Gross proceeds from issuance of common stock	74,442,100	74,442	74,367,658			74,442,100
Gross proceeds from issuance of common stock, Shares		7,444,210
Discount on issuance of common stock	(357,641)		(357,641)			(357,641)
Offering costs including dealer manager fees to affiliates	(8,855,762)		(8,855,762)			(8,855,762)
Distributions to common stockholders	(3,374,610)			(3,374,610)		(3,374,610)
Issuance of shares for distribution reinvestment plan	2,732,270	2,732	2,729,538	(2,732,270)
Issuance of shares for distribution reinvestment plan, Shares		287,607
Repurchase of common stock	(219,350)	(220)	(219,130)			(219,350)
Repurchase of common stock, Shares		(22,500)
Repurchase of noncontrolling interests	(113,473)		(10,509)			(10,509)	(102,964)
Additions to common stock subject to redemption	(2,732,270)		(2,732,270)			(2,732,270)
Distributions to noncontrolling interests	(2,333,749)						(2,333,749)
Distributions to noncontrolling interests subject to redemption	(98,921)						(98,921)
Net loss	(5,933,630)				(4,194,525)	(4,194,525)	(1,739,105)
Net loss	(1,739,105)
BALANCE at Dec. 31, 2012	113,280,658	133,565	112,794,444	(9,192,318)	(7,966,871)	95,768,820	17,511,838
BALANCE, Shares at Dec. 31, 2012		13,376,868
Common Stock, shares outstanding	49,893,502
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Gross proceeds from issuance of common stock	365,650,196	365,650	365,284,546			365,650,196
Gross proceeds from issuance of common stock, Shares		35,666,880
Discount on issuance of common stock	(909,983)		(909,983)			(909,983)
Offering costs including dealer manager fees to affiliates	(37,761,110)		(37,761,110)			(37,761,110)
Distributions to common stockholders	(8,589,245)			(8,589,245)		(8,589,245)
Issuance of shares for distribution reinvestment plan	8,901,619	8,902	8,892,717	(8,901,619)
Issuance of shares for distribution reinvestment plan, Shares		912,214
Repurchase of common stock	(614,528)	(615)	(613,913)			(614,528)
Repurchase of common stock, Shares		(62,460)
Additions to common stock subject to redemption	(8,901,619)		(8,901,619)			(8,901,619)
Contribution of noncontrolling interests	8,334,571		239,268			239,268	8,095,303
Distributions to noncontrolling interests	(2,730,432)						(2,730,432)
Distributions to noncontrolling interests subject to redemption	(49,245)						(49,245)
Offering costs on preferred equity	(5,379,994)		(5,379,994)			(5,379,994)
Net Loss Including Distributions to Redeemable Noncontrolling Interests Attributable to Common Stockholders	(27,756,000)				(24,664,000)	(24,664,000)	(3,092,000)
Net loss	(27,755,918)				(24,664,400)	(24,664,400)
Net loss	(3,091,518)
BALANCE at Dec. 31, 2013	394,573,351	507,502	433,644,356	(26,683,182)	(32,631,271)	374,837,405	19,735,946
BALANCE, Shares at Dec. 31, 2013		49,893,502
Common Stock, shares outstanding	128,551,153	128,551,153
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Gross proceeds from issuance of common stock	776,611,000	776,000	775,835,000			776,611,000
Gross proceeds from issuance of common stock, Shares		75,545,877
Discount on issuance of common stock	(1,889,000)		(1,889,000)			(1,889,000)
Offering costs including dealer manager fees to affiliates	(76,609,000)		(76,609,000)			(76,609,000)
Distributions to common stockholders	(23,390,000)			(23,390,000)		(23,390,000)
Issuance of shares for distribution reinvestment plan	31,808,000	32,000	31,776,000	(31,808,000)
Issuance of shares for distribution reinvestment plan, Shares		3,255,681
Repurchase of common stock	(1,501,000)	(2,000)	(1,499,000)			(1,501,000)
Repurchase of common stock, Shares		(153,907)
Additions to common stock subject to redemption	(31,808,000)		(31,808,000)			(31,808,000)
Contribution of noncontrolling interests	1,363,000		(141,000)			(141,000)	1,504,000
Distributions to noncontrolling interests	(2,275,000)						(2,275,000)
Distributions to noncontrolling interests subject to redemption	(11,000)						(11,000)
Net Loss Including Distributions to Redeemable Noncontrolling Interests Attributable to Common Stockholders	(19,353,000)				(18,652,000)	(18,652,000)	(701,000)
Net loss	(701,000)
Stock Issued During Period, Shares, Restricted Stock Award, Gross		10,000
Stock Issued During Period, Value, Restricted Stock Award, Gross	106,000	0	106,000			106,000
BALANCE at Sep. 30, 2014	$ 1,015,818,000	$ 1,314,000	$ 1,129,415,000	$ (81,881,000)	$ (51,283,000)	$ 997,565,000	$ 18,253,000